Nature of Business, Presentation, and Going Concern (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		57 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Nature Of Business Presentation And Going Concern Details Narrative
Incurred net loss	$ 609,626	$ 142,119	$ 1,904,183	$ 727,648	$ 4,495,115